Fair Value Measurements (Details) - Schedule of fair value of the private placement warrant liabilities $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) $ / shares
Schedule Of Fair Value Of The Private Placement Warrant Liabilities Abstract
Number of private placement warrants (in Dollars) | $	$ 9,666,667
Exercise price (in Dollars per share)	$ 11.5
Share price (in Dollars per share)	$ 5.1
Expiration term (in years)	4 years 2 months 1 day
Volatility	50.30%
Risk-free Rate	3.02%
Dividend yield	0.00%